Short-Term Bank Loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	May 25, 2022
Short-Term Bank Loans [Line Items]
Current borrowings		$ 1,606
Interest rate				5.50%
Deposit				$ 500
Interest expense related to the line of credit	$ 102	$ 39
Mizrahi-Tefahot Bank Ltd. [Member]
Short-Term Bank Loans [Line Items]
Current borrowings				$ 2,000